Subsequent Events (Details Narrative) (10-K)			6 Months Ended	12 Months Ended
	Mar. 23, 2018 KRW (₩) shares	Jul. 25, 2017 $ / shares shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Mar. 23, 2018 $ / shares shares	Dec. 31, 2016 $ / shares
Common stock, par value | $ / shares			$ 0.001	$ 0.001		$ 0.001
Number of outstanding warrants to purchase common stock		8,825,000
Number of common stock shares issued		3,530,000
Warrants [Member]
Common stock, par value | $ / shares			$ 0.001	$ 0.001
Number of outstanding warrants to purchase common stock			12,916,688	9,650,000
Warrant exercise price | $ / shares			$ 0.60	$ 0.60
Investor [Member]
Number of outstanding warrants to purchase common stock			825,000	825,000
Number of common stock shares issued			330,000	330,000
Subscription Agreement [Member] | Investor [Member]
Purchase price of each unit | $ / shares		$ 0.50
Common stock, par value | $ / shares		$ 0.001
Number of outstanding warrants to purchase common stock		2.5
Warrants exercisable, term		3 years
Warrant exercise price | $ / shares		$ 0.60
Subsequent Event [Member] | Subscription Agreement [Member] | Investor [Member]
Sale of stock	866,675
Purchase price of each unit | $ / shares					$ 0.60
Common stock, par value | $ / shares					$ 0.001
Number of outstanding warrants to purchase common stock					2.5
Warrants exercisable, term	3 years
Warrant exercise price | $ / shares					$ 0.70
Number of common stock shares issued	866,675
Subsequent Event [Member] | Subscription Agreement [Member] | Investor [Member] | Warrants [Member]
Number of warrants issued	2,166,688
Proceeds from issuance of warrants | ₩	₩ 520,005